Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the share options and SARs activities for the year ended December 31, 2015 and the information regarding the share options and SARs outstanding as of December 31, 2015 were as follows:

Weighted
	Number of		average
	share		remaining	Aggregate
	options/	Weighted average	contract	intrinsic
	SARs	exercise price	terms	value
Share options/SARs outstanding at January 1, 2015	2,335,482	$1.78
Granted	—	$—
Forfeited	(2,317,482)	$1.78
Expired	(18,000)	$1.78
Exercised	—	$—

Share options/SARs outstanding at December 31, 2015	—	$—		$—

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the RSUs activities for the year ended December 31, 2015 was as follows:

		Weighted average
	Number of RSUs	grant date fair value
Nonvested at January 1, 2015	300,000	$1.43
Granted	—	$—
Forfeited	—	$—
Vested	(300,000)	$1.43

Nonvested at December 31, 2015	—	$—